Earnings (Loss) Per Share (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	8,608,375	89,924	260,793	161,219